Commitments and Contingencies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Leasehold improvements [member]
Disclosure of commitments and contingencies [line items]
Contractual commitments	€ 1.2	€ 4.4